Group companies (Tables)	12 Months Ended
Dec. 31, 2022
Interest In Other Entities [Abstract]
Disclosure of interests in other entities

Name	Country of incorporation	% equity interest	Registered address
Agua De La Vega Del Codorno, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, Madrid, Spain
Aguas De Cospeito, S.L.U.	Spain	100%	Crta. Pino km. 1 - 2, 27377, Cospeito (Lugo), Spain
Aguas De Santolin, S.L.U.	Spain	100%	C/ Real, s/n 09246, Quintanaurria , Burgos , Spain
Aguas Del Maestrazgo, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, Madrid, Spain
Aguas Del Toscal, S.A.U.	Spain	100%	Ctra. de la Pasadilla, km, 3-35250, ingenio (Gran Canaria), Spain
Aguas Vilas Del Turbon, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, Madrid, Spain
Aitonomi AG	Switzerland	15%	Bruderhausstrasse 10, CH-6372 Ennetmoos, Switzerland
Amalgamated Beverages Great Britain Limited	United Kingdom	100%(D)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Apand Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Associated Products & Distribution Proprietary	Australia	100%(D)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
BBH Investment Ireland Limited	Ireland	100%	6th Floor, 2 Grand Canal Square, Dublin 2, Ireland
Bebidas Gaseosas Del Noroeste, S.L.U.	Spain	100%	Avda. Alcalde Alfonso Molina , S/N-15007, (A Coruna), Spain
Beganet, S.L.U.	Spain	100%	Avda Paisos Catalans, 32, 08950 , Esplugues de Llobregat, Spain
Beverage Bottlers (NQ) Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Beverage Bottlers (QLD) Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Birtingahúsið ehf.	Iceland	34.5%	Laugavegur 174, 105, Reykjavík, Iceland
BL Bottling Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Bottling Great Britain Limited	United Kingdom	100%(D)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Bottling Holding France SAS	France	100%	9 chemin de Bretagne , 92784, Issy-les-Moulineaux, France
Bottling Holdings (Luxembourg) SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald, Luxembourg
Bottling Holdings (Netherlands) B.V.	Netherlands	100%	Marten Meesweg 25 J, 3068 AV ROTTERDAM, Netherlands
Bottling Holdings Europe Limited	United Kingdom	100%(B)(E)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom

Name	Country of incorporation	% equity interest	Registered address
Brewcorp Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Brewhouse Investments Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
C - C Bottlers Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Can Recycling (S.A.) Pty. Ltd.	Australia	100%(B)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CC Digital GmbH	Germany	50%	Stralauer Allee 4, 10245, Berlin, Germany
CC Erfrischungsgetränke Oldenburg Verwaltungs GmbH	Germany	100%(I)	Stralauer Allee 4, 10245, Berlin, Germany
CC Iberian Partners Gestion S.L.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, Madrid, Spain
CC Verpackungsgesellschaft mit beschraenkter Haftung	Germany	100%	Schieferstrasse 20, 06126, Halle (Saale), Germany
CCA Bayswater Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Australia Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Finance (Australia) Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Finance (Ireland) Designated Activity Company	Ireland	100%	6th Floor, 2 Grand Canal Square, Dublin 2, Ireland
CCEP Group Services Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Holdings (Australia) Limited	United Kingdom	100%(A)(D)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Holdings (Australia) Pty Ltd	Australia	100%(A)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Holdings Norge AS	Norway	100%	Robsrudskogen 5, Lørenskog, 1470, Norway
CCEP Holdings Sverige AB	Sweden	100%	Dryckesvägen 2 C, 136 87, Haninge, Sweden
CCEP Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Ventures Australia Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
CCEP Ventures Europe Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Ventures UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
CCEP Scottish Limited Partnership	United Kingdom	100%	52 Milton Road, East Kilbride, Glasgow, Scotland, G74 5DJ
CCIP Soporte, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, Madrid, Spain
Circular Plastics Australia (PET) Holdings Pty Ltd	Australia	16.67%	Building 3, 658 Church Street, Cremorne VIC 3121, Australia
Classic Brand (Europe) Designated Activity Company	Ireland	100%	4th Floor, 25-28 Adelaide Road, Dublin 2, D02 RY98, Ireland
Cobega Embotellador, S.L.U.	Spain	100%	Avda Paisos Catalans, 32, 08950 , Esplugues de Llobregat, Spain
Coca-Cola Amatil (UK) Limited	United Kingdom	100%(L)	1 Bartholomew Lane, London, EC2N 2AX, United Kingdom
Coca-Cola Europacific Partners (CDE Aust) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners (Fiji) Pte Limited	Fiji	100%	Lot 1, Ratu Dovi Road, Laucala Beach Estate, NASINU, Fiji

Name	Country of incorporation	% equity interest	Registered address
Coca-Cola Europacific Partners (Holdings) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners (Initial LP) Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Coca-Cola Europacific Partners (Scotland) Limited	United Kingdom	100%	52 Milton Road, College Milton, East Kilbride, Scotland, G74 5DJ, United Kingdom
Coca-Cola Europacific Partners API Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners Australia Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Coca-Cola Europacific Partners Belgium SRL/BV	Belgium	100%	Chaussée de Mons 1424, 1070 Brussels, Belgium
Coca-Cola Europacific Partners Deutschland GmbH	Germany	100%(F)	Stralauer Allee 4, 10245, Berlin, Germany
Coca-Cola Europacific Partners France SAS	France	100%(G)	9 chemin de Bretagne , 92784, Issy-les-Moulineaux, France
Coca-Cola Europacific Partners Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Coca-Cola Europacific Partners Holdings Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Coca-Cola Europacific Partners Holdings NZ Limited	New Zealand	100%	The Oasis, 19 Carbine Road, Mount Wellington, Auckland, 1060, New Zealand
Coca-Cola Europacific Partners Holdings US, Inc.	United States	100%(A)(D)	Corporation Trust Center, 1209 Orange Street, Wilmington DE, USA
Coca-Cola Europacific Partners Iberia, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, Madrid, Spain
Coca-Cola Europacific Partners Investments (Singapore) Pte. Ltd.	Singapore	100%	80 Robinson Road, #02-00, 068898, Singapore
Coca-Cola Europacific Partners Ísland ehf.	Iceland	100%	Studlahals 1, 110, Reykjavik, Iceland
Coca-Cola Europacific Partners Luxembourg sàrl	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald, Luxembourg
Coca-Cola Europacific Partners Nederland B.V.	Netherlands	100%	Marten Meesweg 25 J, 3068 AV ROTTERDAM, Netherlands
Coca-Cola Europacific Partners New Zealand Limited	New Zealand	100%	The Oasis, 19 Carbine Road, Mount Wellington, Auckland, 1060, New Zealand
Coca-Cola Europacific Partners Norge AS	Norway	100%	Robsrudskogen 5, Lørenskog, 1470, Norway
Coca-Cola Europacific Partners Papua New Guinea Limited	Papua New Guinea	100%	Section 23, Allotment 14, Milfordhaven Road, LAE, Morobe Province, 411, Papua New Guinea
Coca-Cola Europacific Partners Pension Scheme Trustees Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Coca-Cola Europacific Partners Portugal Unipessoal LDA	Portugal	100%	Quinta da Salmoura - Cabanas-2925-362 Azeitão, Setúbal, Portugal
Coca-Cola Europacific Partners Services Bulgaria EOOD	Bulgaria	100%	48 Sitnyakovo Blvd. , Serdika Centre , Office Building, floor 5 , Sofia , 1505, Bulgaria
Coca-Cola Europacific Partners Services Europe Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Coca-Cola Europacific Partners Services SRL	Belgium	100%(O)	Chaussée de Mons 1424, 1070 Brussels, Belgium
Coca-Cola Europacific Partners Sverige AB	Sweden	100%	136 87, Haninge, Sweden
Coca-Cola Europacific Partners US II, LLC	United States	100%	Corporation Trust Center, 1209 Orange Street, Wilmington 19801, Delaware, USA

Name	Country of incorporation	% equity interest	Registered address
Coca-Cola Europacific Partners US, LLC	United States	100%	Corporation Trust Center, 1209 Orange Street, Wilmington 19801, USA
Coca-Cola Europacific Partners Vanuatu Limited	Vanuatu	100%	1st Floor, Govant Building, Kumul Highway, Port Vila, Vanuatu
Coca-Cola Immobilier SCI	France	100%(G)	9 chemin de Bretagne , 92784, Issy-les-Moulineaux, France
Coca-Cola Production SAS	France	100%	Zone d' entreprises de Bergues , 59380, Commune de Socx, France
Coca-Cola Australia Foundation Limited	Australia	—%(M)	Level 13 , 40 Mount Street , North Sydney NSW 2060, Australia
Compañía Asturiana De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Nava, 18- 3ª (Granda) Siero - 33006, Oviedo, Spain
Compañía Castellana De Bebidas Gaseosas, S.L.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, (Madrid), Spain
Compañía Levantina De Bebidas Gaseosas, S.L.U.	Spain	100%	Av. Real Monasterio de Sta. , Maria de Poblet , 3646930, Quart de Poblet , Spain
Compañía Norteña De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Ibaizábal, 57 , Galdakao, 48960, Bizkaia, Spain
Compañía Para La Comunicación De Bebidas Sin Alcohol, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, Madrid, Spain
Container Exchange (QLD) Limited	Australia	—%(M)	Level 17, 100 Creek Street, Brisbane QLD 4000, Australia
Container Exchange (Services) Pty Ltd	Australia	50%	Maddocks, Angel Place, Level 27, 123 Pitt Street, Sydney NSW 2000, Australia
Conversia IT, S.L.U.	Spain	100%	C/ Ribera Del Loira 20-22, 2a Planta , 28042, Madrid, Spain
Crusta Fruit Juices Proprietary Limited	Australia	100%(J)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Developed System Logistics, S.L.U.	Spain	100%	Av. Henry Ford 25, Manzana 19, Complejo Pq.Ind.Juan , CARLOS I , 46220, Picassent , Valencia , Spain
Endurvinnslan hf.	Iceland	20%	Knarravogur 4, 104 Reykjavik, Iceland
Exchange for Change (ACT) Pty Ltd	Australia	20%	Building C, Suite 6, Level 1, 1 Homebush Bay Drive, Rhodes NSW 2138, Australia
Exchange for Change (Australia) Pty Ltd	Australia	20%	Building C, Suite 6, Level 1, 1 Homebush Bay Drive, Rhodes NSW 2138, Australia
Exchange for Change (NSW) Pty Ltd	Australia	20%	Building C, Suite 6, Level 1, 1 Homebush Bay Drive, Rhodes NSW 2138, Australia
Feral Brewing Company Pty Ltd	Australia	100%(K)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Foodl B.V.	Netherlands	33.3%	HNK Utrecht West, V.02, Weg der Verenigde Naties 1, 3527 KT, Utrecht, Netherlands
GR Bottling Holdings UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Infineo Recyclage SAS	France	49%(H)	Sainte Marie la Blanche , 21200, Dijon , France
Innovative Tap Solutions Inc.	United States	21.8%	300 Brookside Avenue, Ambler, PA 19002, USA
Instelling voor Bedrijfspensioenvoorziening Coca-Cola Europacific Partners Belgium/Coca-Cola Europacific Partners Services – Bedienden-Arbeiders OFP	Belgium	100%	1424 – B1070 Bergensesteenweg, Brussels, Belgium
Instelling voor Bedrijfspensioenvoorziening Coca-Cola Europacific Partners Belgium/Coca-Cola Europacific Partners Services – Kaderleden OFP	Belgium	100%	1424 – B1070 Bergensesteenweg, Brussels, Belgium

Name	Country of incorporation	% equity interest	Registered address
Iparbal, 99 S.L.	Spain	100%	C/ Ibaizábal, 57, 48960, Bizkaia, Galdakao, Spain
Iparsoft, 2004 S.L.	Spain	100%	C/ Ibaizábal, 57, 48960, Bizkaia, Galdakao, Spain
Kollex GmbH	Germany	20%	Kottbusser Damm 25-26 , 10967, Berlin, Germany
Lavit Holdings Inc	United States	13.7%	27 West 20th Street, Suite 1004, New York NY 10011, USA
Lusobega, S.L.	Spain	100%	C/ Ibaizábal, 57, 48960, Bizkaia, Galdakao, Spain
Madrid Ecoplatform, S.L.U.	Spain	100%	C/Pedro Lara, 8 Pq. Tecnologico de Leganes , 28919, (Leganes), Spain
Mahija Parahita Nusantara Foundation	Indonesia	—%(M)	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta , 12430, Indonesia
Matila Nominees Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Bottled Water Co Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail SA Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater (VIC) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater Co Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater Co. (QLD) Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail Springwater Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Neverfail WA Pty. Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Pacbev Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Paradise Beverages (Fiji) Pte Limited	Fiji	100%	122-164 Foster Road, Walu Bay, Suva, Fiji
PEÑA Umbria S.L.U.	Spain	100%	Av. Real Monasterio de Sta. , Maria de Poblet , 3646930, Quart de Poblet , Spain
Perfect Fruit Company Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
PT Amandina Bumi Nusantara	Indonesia	35.31%	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta , 12430, Indonesia
PT Coca-Cola Bottling Indonesia	Indonesia	70.6%(C)	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta , 12430, Indonesia
PT Coca-Cola Distribution Indonesia	Indonesia	70.63%	South Quarter Tower C, 22nd (P) Floor, Jalan R.A. Kartini, Kav.8, Cilandak Barat, Cilandak, South Jakarta , 12430, Indonesia
Purna Pty. Ltd.	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Quenchy Crusta Sales Pty. Ltd.	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Real Oz Water Supply Co (QLD) Pty Limited	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Refrescos Envasados Del Sur, S.L.U.	Spain	100%	Autovía del Sur A-IV, km.528- 41309 , La Rinconada, Sevilla, Spain
Refrige SGPS, Unipessoal, LDA	Portugal	100%	Quinta da Salmoura - Cabanas-2925-362 Azeitão, Setúbal, Portugal
Roalba, S.L.U.	Spain	100%	C/ Ibaizábal, 57, 48960, Bizkaia, Galdakao, Spain

Name	Country of incorporation	% equity interest	Registered address
Sale Proprietary Co 1 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 2 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 3 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 4 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 5 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 6 Pty Ltd	Australia	100%(P)	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Sale Proprietary Co 7 Pty Ltd	Australia	100%	Level 13, 40 Mount Street, North Sydney NSW 2060, Australia
Samoa Breweries Limited	Samoa	93.85%	Vaitele Industrial Zone, Vaitele Tai, Faleata Sisifo, Samoa
Solares y Edificios Norteños, S.L.U.	Spain	100%	C/ Ibaizábal, 57, 48960, Bizkaia, Galdakao, Spain
Starstock Group Limited	United Kingdom	28.05%	2nd Floor, 140, Fenchurch Street, London, England, EC3M 6BL, United Kingdom
TasRecycle Limited	Australia	—%(N)	Level 9, 85 Macquarie Street, Hobart TAS 7000, Australia
VicRecycle Limited	Australia	—%(N)	HWL Ebsworth Lawyers, Level 8, 447 Collins Street, Melbourne VIC 3000, Australia
WA Return Recycle Renew Ltd	Australia	—%(M)	Unit 2, 1 Centro Avenue, Subiaco WA 6008, Australia
Wabi Portugal, Unipessoal LDA	Portugal	100%	Nº 16-A, Fracçao B, 5º Piso, Edificio Miraflores Premium Distrito: Lisboa Concelho: Oieras Freguesia: Algés, Linda-a-Velha e Cruz Quebrada-Dafundo 1495 190 Algés, Portugal
WB Investment Ireland 2 Limited	Ireland	100%	6th Floor, 2 Grand Canal Square, Dublin 2, Ireland
WBH Holdings Luxembourg SCS	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald, Luxembourg
WIH UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, England, UB8 1EZ, United Kingdom
Wir Sind Coca-Cola GmbH	Germany	100%	Stralauer Allee 4, 10245, Berlin, Germany
(A)100% equity interest directly held by Coca-Cola Europacific Partners plc.
(B)Class A and B ordinary shares.
(C)Series A, B, and C shares.
(D)Including preference shares issued to the Group.
(E)38.3% equity interest directly held by Coca-Cola Europacific Partners plc (100% of A ordinary shares in issue).
(F)10% equity interest directly held by Coca-Cola Europacific Partners plc.
(G)Group shareholding of 99.99% or greater.
(H)Class A and B shares. The Group holds 49% of Class B shares.
(I)In liquidation.
(J)Class A and F shares.
(K)Includes ordinary shares and B Class shares